Securities - Summary of Amounts Recorded in Net Income and OCI from the Debt Securities After the Reclassification (Detail) $ in Millions	12 Months Ended
Oct. 31, 2017 CAD ($)
Disclosure of reclassification of financial assets [line items]
Unrealized gains (losses) during the period	$ (92)
Interest income/gains (losses) recognized in net income during the period	184
Loans and receivables [member] | Canadian government debt, Federal [member]
Disclosure of reclassification of financial assets [line items]
Unrealized gains (losses) during the period	(15)
Interest income/gains (losses) recognized in net income during the period	56
Held-to-maturity [member] | Canadian government debt, Federal [member]
Disclosure of reclassification of financial assets [line items]
Unrealized gains (losses) during the period	(77)
Interest income/gains (losses) recognized in net income during the period	$ 128